UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                    ------------

                             Gabelli Gold Fund, Inc.
                     -------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                     -------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                     -------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                         ------------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                     Date of reporting period: June 30, 2003
                                              ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             GABELLI GOLD FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                       Sincerely yours,


                                                       /S/ BRUCE N. ALPERT
                                                       Bruce N. Alpert
                                                       Chief Operating Officer
August 8, 2003                                         Gabelli Funds, LLC

GABELLI GOLD FUND, INC.
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                  ----        ------
              COMMON STOCKS -- 99.8%
              METALS AND MINING -- 99.8%
              AUSTRALIA -- 5.2%
   2,000,000  Apollo Gold Mining
                Ltd.+ (b) ..............$    236,920  $    187,784
     250,000  Centamin Egypt Ltd.,
                Australia+ .............      42,282        33,533
   2,500,000  Centamin Egypt
                Ltd., London+ ..........     392,498       376,444
   2,400,000  Croesus Mining NL+ .......   1,089,989       740,408
     350,000  Kingsgate
                Consolidated Ltd. ......     879,430       690,108
   6,395,000  Lihir Gold Ltd. ..........   5,069,209     5,575,524
     749,287  MPI Mines Ltd.+ ..........     232,267       351,761
   2,425,000  Oxiana Resources NL+ .....     872,292       910,755
     925,000  Tanami Gold NL+ ..........     119,132        71,341
     231,664  Troy Resources NL ........     253,651       264,125
                                        ------------  ------------
                                           9,187,670     9,201,783
                                        ------------  ------------
              IRELAND -- 0.0%
     214,771  Glencar Mining plc+ ......     140,524         6,202
                                        ------------  ------------
              LATIN AMERICA -- 2.3%
     134,800  Compania de Minas
                Buenaventura
                SA, ADR ................   3,616,830     4,056,132
                                        ------------  ------------
              NORTH AMERICA -- 63.2%
     519,000  Agnico-Eagle Mines Ltd.,
                New York ...............   7,264,783     6,020,400
      55,000  Agnico-Eagle Mines Ltd.,
                Toronto ................     751,332       629,439
     100,000  Alamos Gold Inc.+ ........      83,660        80,957
     865,300  Apollo Gold Corp.+ .......   1,710,743     1,783,139
     771,000  Apollo Gold
                Corp.+ (b) .............   1,049,619     1,588,813
     555,400  Arizona Star
                Resource Corp.+ ........     763,899       919,706
   1,000,000  Aurizon Mines
                Ltd.+ (b) ..............     752,495       927,323
     550,000  Aurizon Mines Ltd.+ ......     518,459       510,028
   1,400,000  Axmin Inc.+ (b) ..........     255,793       288,500
     425,000  Barrick Gold Corp. .......   7,177,860     7,607,500
     100,000  Eldorado Gold Corp.,
                New York+ ..............     173,000       174,000
     325,000  Eldorado Gold Corp.,
                Toronto+ (b) ...........     354,631       564,489
   1,800,000  Eldorado Gold Corp.,
                Toronto+ ...............   1,622,737     3,126,403
     212,000  FNX Mining Co.
                Inc.+ (b) ..............     697,717       998,565
     507,500  Freeport-McMoRan Copper
                & Gold Inc., Cl. B .....   8,283,341    12,433,750
     405,000  Glamis Gold Ltd.,
                New York+ ..............   3,800,118     4,645,350
     218,200  Glamis Gold Ltd.,
                Toronto+ ...............   1,509,578     2,452,191
     197,600  Goldcorp Inc.,
                New York ...............   1,707,898     2,371,200
     213,200  Goldcorp Inc.,
                Toronto ................   1,052,021     2,541,925
     102,000  Golden Queen Mining
                Co. Ltd.+ ..............      46,564        30,028
     350,000  Golden Star Resources Ltd.,
                New York+ ..............     385,685       924,000
     400,000  Golden Star Resources Ltd.,
                Toronto+ ...............     720,652     1,045,078

                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                  ----        ------
     843,600  High River Gold
                Mines Ltd.+ ............$  1,032,686  $  1,061,679
      75,000  IAMGOLD Corp.,
                New York ...............     211,775       370,500
   1,555,060  IAMGOLD Corp.,
                Toronto ................   6,917,737     7,553,557
     745,000  Ivanhoe Mines Ltd.+ ......   1,520,367     1,831,315
     655,000  Kinross Gold Corp.,
                New York+ ..............   4,417,177     4,421,250
     549,999  Kinross Gold Corp.,
                Toronto+ ...............   2,909,872     3,679,478
  11,185,000  McWatters Mining
                Inc.+ ..................   1,946,498     1,111,297
   4,375,000  McWatters
                Mining Inc.+ (a)(b) ....     517,790       412,948
   6,000,000  McWatters
                Mining Inc.+ (b) .......     817,606       596,136
     505,295  Meridian Gold Inc.,
                New York+ ..............   7,968,164     5,805,840
      70,000  Meridian Gold
                Inc., Toronto+ .........     301,514       793,376
      45,000  Minefinders Corp.
                Ltd.+ (b) ..............     206,869       267,599
     300,000  Miramar Mining Corp.,
                New York+ ..............     364,650       381,000
   1,970,000  Miramar Mining Corp.,
                Toronto+ ...............   2,232,247     2,464,765
     100,000  Moydow Mines International
                Inc.+ ..................      61,409        66,237
      60,000  Nevsun Resources Ltd.,
                New York+ ..............      69,834       160,800
     650,000  Nevsun Resources Ltd.,
                Toronto+ ...............   1,531,937     1,741,306
     175,000  Nevsun Resources Ltd.,
                Toronto+ (b) ...........     354,761       468,813
     322,071  Newmont Mining Corp. .....   8,339,947    10,454,425
   1,055,000  Northern Orion Explorations
                Ltd.+ (a)(b) ...........   1,003,387     1,091,687
     601,000  Orezone
                Resources Inc.+ ........     290,615       210,101
     174,147  Placer Dome Inc.,
                Australia ..............   1,550,935     2,105,781
     538,000  Placer Dome Inc.,
                New York ...............   5,595,389     6,601,260
      40,000  Placer Dome Inc.,
                Toronto ................     453,746       485,741
     400,000  QGX Ltd.+ (b) ............     311,365       309,108
   1,207,700  River Gold
                Mines Ltd.+ ............   2,001,540     2,222,079
   2,070,000  Wheaton River
                Minerals Ltd.+ .........   1,945,206     2,589,880
     420,000  Wheaton River Minerals
                Ltd.+ (b) ..............     310,043       525,483
     500,000  X-Cal Resources Ltd.+ ....     206,025       150,874
                                        ------------  ------------
                                          96,073,676   111,597,099
                                        ------------  ------------
              NORWAY -- 1.3%
   3,549,188  Kenor ASA+ ...............   1,722,686     2,212,588
                                        ------------  ------------
              SOUTH AFRICA -- 22.7%
      55,500  Anglo American Platinum
                Corp. Ltd. .............   1,968,174     1,747,767
     252,058  AngloGold Ltd., ADR ......   7,313,649     8,040,650
     250,000  Avgold Ltd.+ .............     262,078       254,660
     175,000  Durban Roodepoort
                Deep Ltd.+ .............     717,500       449,733
   1,350,000  Durban Roodepoort Deep
                Ltd., ADR+ .............   4,207,517     3,402,000
     923,249  Gold Fields Ltd., ADR ....  11,091,061    11,245,173

                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                  ----        ------
              COMMON STOCKS (CONTINUED)
              SOUTH AFRICA (CONTINUED)
      50,000  Harmony Gold Mining
                Co. Ltd. ...............$    775,000  $    655,792
     701,326  Harmony Gold Mining
                Co. Ltd.,
                ADR ....................   9,383,244     9,446,861
      15,000  Impala Platinum
                Holdings Ltd. ..........   1,028,266       890,811
     114,000  Impala Platinum
                Holdings Ltd.,
                ADR ....................   2,553,975     3,385,082
     367,750  Northam Platinum Ltd. ....     442,163       602,306
                                        ------------  ------------
                                          39,742,627    40,120,835
                                        ------------  ------------
              UNITED KINGDOM -- 5.1%
     345,000  Monterrico
                Metals plc+ ............     359,861       472,525
     498,600  Randgold Resources Ltd.,
                ADR+ ...................   5,294,364     8,476,200
                                        ------------  ------------
                                           5,654,225     8,948,725
                                        ------------  ------------
              TOTAL COMMON STOCKS ...... 156,138,238   176,143,364
                                        ------------  ------------
              WARRANTS -- 0.3%
              AUSTRALIA -- 0.0%
   2,000,000  Apollo Gold Mining Ltd.
                expire 11/30/05+ (b) ...           0        44,264
                                        ------------  ------------
              NORTH AMERICA -- 0.3%
     145,500  Apollo Gold Corp.
                expire 12/23/06+ (a)(b)            0             0
     500,000  Axmin Inc.
                expire 6/20/04+ (a)(b) .           0             0
     142,500  Eldorado Gold Corp.
                expire 12/23/03+ (a)(b)            0        55,584
     100,000  Golden Star Resources Ltd.
                expire 12/27/04+ (a) ...           0        96,681
     100,000  Golden Star Resources Ltd.
                expire 02/14/07+ .......           0        59,614
   2,187,500  McWatters Mining Inc.+ (a)(b)        0             2
     280,000  Wheaton River Minerals Ltd.
                expire 05/30/07+ .......           0       127,765
     210,000  Wheaton River Minerals Ltd.
                expire 05/30/07+ (b) ...           0        95,823
     500,000  X-Cal Resources Ltd.
                expire 05/30/07+ (a) ...           0             0
                                        ------------  ------------
                                                   0       435,469
                                        ------------  ------------
              TOTAL WARRANTS ...........           0       479,733
                                        ------------  ------------

                                                         MARKET
                                             COST         VALUE
                                             ----        ------
             TOTAL
                INVESTMENTS --
                100.1% .................$156,138,238  $176,623,097
                                        ============
              OTHER ASSETS AND
                 LIABILITIES (NET) -- (0.1)% .........    (135,396)
                                                      ------------
              NET ASSETS -- 100.0% ...................$176,487,701
                                                      ============
----------------
              For Federal tax purposes:
              Aggregate cost .........................$156,138,238
                                                      ============
              Gross unrealized appreciation ..........$ 27,684,861
              Gross unrealized depreciation ..........  (7,200,002)
                                                      ------------
              Net unrealized appreciation ............$ 20,484,859
                                                      ============
----------------
 (a)  Security fair valued under procedures established by the Board of
      Directors.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      At June 30, 2003, the market value of Rule 144A securities amounted to $8,422,921 or 4.8% of total net assets.
  +   Non-income producing security.
ADR - American Depository Receipt.

                                     % OF
                                    MARKET          MARKET
GEOGRAPHIC DIVERSIFICATION           VALUE           VALUE
--------------------------          ------          ------
North America .....................  62.2%     $109,926,788
South Africa ......................  22.7%       40,120,835
Asia/Pacific ......................   6.5%       11,351,827
Europe ............................   6.3%       11,167,515
Latin America .....................   2.3%        4,056,132
                                    ------     ------------
                                    100.0%     $176,623,097
                                    ======     ============

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $156,138,238) ..      $176,623,097
  Foreign currency, at value (Cost $521,456) .           515,652
  Receivable for Fund shares sold ............           524,194
  Receivable for investments sold ............         2,940,589
  Dividends and interest receivables .........            88,388
                                                   -------------
  TOTAL ASSETS ...............................       180,691,920
                                                   -------------
LIABILITIES:
  Payable for investments purchased ..........           517,790
  Payable for Fund shares redeemed ...........           164,814
  Payable for investment advisory fees .......           148,462
  Payable for distribution fees ..............            38,007
  Payable to custodian .......................         3,308,025
  Other accrued expenses .....................            27,121
                                                   -------------
  TOTAL LIABILITIES ..........................         4,204,219
                                                   -------------
  NET ASSETS applicable to 14,397,928
    shares outstanding .......................      $176,487,701
                                                   =============
NET ASSETS CONSIST OF:
  Capital stock, at par value ................           $14,398
  Additional paid-in capital .................       160,361,386
  Accumulated net investment loss ............          (279,891)
  Accumulated net realized loss on investments
    and foreign currency transactions ........        (4,089,802)
  Net unrealized appreciation on investments
    and foreign currency transactions ........        20,481,610
                                                   -------------
  TOTAL NET ASSETS ...........................      $176,487,701
                                                   =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) .......................        14,217,093
                                                   =============
  Net Asset Value, offering and redemption
    price per share ..........................            $12.26
                                                          ======
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            53,705
                                                          ======
  Net Asset Value and redemption
    price per share ..........................            $12.26
                                                          ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum
    sales charge of 5.75% of the
    offering price at June 30, 2003) .........            $13.01
                                                          ======
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            59,487
                                                          ======
  Net Asset Value and offering price per share            $12.22(a)
                                                          ======
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            67,643
                                                          ======
  Net Asset Value and offering price per share            $12.22(a)
                                                          ======
-----------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $19,362)     $   926,825
  Interest ..................................          27,627
                                                  -----------
  TOTAL INVESTMENT INCOME ...................         954,452
                                                  -----------
EXPENSES:
  Investment advisory fees ..................         832,434
  Distribution fees .........................         210,674
  Shareholder services fees .................          56,478
  Custodian fees ............................          31,843
  Registration fees .........................          27,354
  Shareholder communications expenses .......          22,796
  Legal and audit fees ......................          22,587
  Directors' fees ...........................           6,221
  Interest expense ..........................           1,686
  Miscellaneous expenses ....................          22,270
                                                  -----------
  TOTAL EXPENSES ............................       1,234,343
                                                  -----------
  NET INVESTMENT LOSS .......................        (279,891)
                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments and
    foreign currency transactions ...........       1,670,094
  Net realized gain on other investments ....         274,252
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency transactions ...................      (5,618,740)
                                                  -----------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS ...................      (3,674,394)
                                                  -----------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................     $(3,954,285)
                                                  ===========

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003      YEAR ENDED
                                                                                 (UNAUDITED)    DECEMBER 31, 2002
                                                                               ------------     -----------------
OPERATIONS:
   Net investment loss ...................................................     $   (279,891)     $   (104,009)
   Net realized gain on investments and foreign currency transactions ....        1,670,094         2,250,614
   Net realized gain on other investments ................................          274,252                --
   Net change in unrealized appreciation (depreciation) on investments and
     foreign currency transactions .......................................       (5,618,740)       23,765,431
                                                                               ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......       (3,954,285)       25,912,036
                                                                               ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Class AAA .............................................................       39,348,850        97,480,409
   Class A ...............................................................          639,397                --
   Class B ...............................................................          669,064                --
   Class C ...............................................................          777,832                --
                                                                               ------------      ------------
   Net increase in net assets from capital share transactions ............       41,435,143        97,480,409
                                                                               ------------      ------------
REDEMPTION FEES:
   Redemption fees .......................................................          100,598                --
                                                                               ------------      ------------
   NET INCREASE IN NET ASSETS ............................................       37,581,456       123,392,445
NET ASSETS:
   Beginning of period ...................................................      138,906,245        15,513,800
                                                                               ------------      ------------
   End of period .........................................................     $176,487,701      $138,906,245
                                                                               ============      ============

                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Gabelli Gold Fund, Inc. (the "Fund") was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $5,600,691. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $10,786 of the loss carryforward is available through 2005; $2,746,705 is available through 2006; $2,197,979 is available through 2007; $544,166 is available through 2008; and $101,055 is available through 2009.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $206,797 and $456 for Class AAA and Class A, respectively, or 0.25% of average daily net assets, the annual limitation under each Plan. Class B and Class C incurred distribution costs of $1,606 and $1,815, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $66,229,072 and $21,235,380, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, Gabelli & Company, Inc. informed the Fund that it received $5,868 from investors representing commissions (sales charges and underwriting fees) of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. The balance outstanding at June 30, 2003 was $3,309,000.

The average daily amount of borrowings outstanding within the six months ended June 30, 2003 was $614,050, with a related weighted average interest rate of 1.99%. The maximum amount borrowed at any time during the six months ended June 30, 2003 was $7,723,000.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers and are no-load. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA or Class A Shares that are redeemed within sixty days of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders. The redemption fees returned to the assets of the Fund during the period ended June 30, 2003 amounted to $100,598.


Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                             JUNE 30, 2003                  DECEMBER 31, 2002
                                                    -----------------------------     ----------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                    -----------     -------------     -----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                    -----------------------------     ----------------------------
Shares sold ........................................ 15,860,594     $ 189,926,863      30,619,102    $ 317,057,332
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................(12,950,949)     (150,578,013)    (21,677,268)    (219,576,923)
                                                    -----------     -------------     -----------    -------------
    Net decrease ...................................  2,909,645     $  39,348,850       8,941,834    $  97,480,409
                                                    ===========     =============     ===========    =============

                                                               CLASS A                           CLASS A
                                                    -----------------------------     ----------------------------
Shares sold ........................................     81,799     $     959,884              --    $          --
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................    (28,102)         (320,487)             --               --
                                                    -----------     -------------     -----------    -------------
    Net increase ...................................     53,697     $     639,397              --    $          --
                                                    ===========     =============     ===========    =============
                                                               CLASS B                           CLASS B
                                                    -----------------------------     ----------------------------
Shares sold ........................................     64,400     $     725,177              --    $          --
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................     (4,921)          (56,113)             --               --
                                                    -----------     -------------     -----------    -------------
    Net increase ...................................     59,479     $     669,064              --    $          --
                                                    ===========     =============     ===========    =============
                                                               CLASS C                           CLASS C
                                                    -----------------------------     ----------------------------
Shares sold ........................................     73,433     $     848,429              --    $          --
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................     (5,798)          (70,597)             --               --
                                                    -----------     -------------     -----------    -------------
    Net increase ...................................     67,635     $     777,832              --    $          --
                                                    ===========     =============     ===========    =============

GABELLI GOLD FUND, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                  INCOME
                        FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
             --------------------------------------------------  ------------------------
                                          Net
              Net Asset      Net     Realized and      Total                                         Net Asset
  Period        Value,   Investment   Unrealized        from        Net                                Value,
   Ended      Beginning    Income   Gain (Loss) on   Investment  Investment     Total     Redemption   End of
December 31   of Period    (Loss)     Investments    Operations    Income   Distributions    Fees      Period
-----------   ---------  ---------- --------------   ----------  ---------- ------------- ---------- ---------
CLASS AAA
   2003(a)     $12.28    $(0.02)(d)     $(0.01)        $(0.03)         --          --        $0.01     $12.26
   2002          6.56     (0.02)(d)       5.74           5.72          --          --           --      12.28
   2001          5.26      0.07(d)        1.30           1.37      $(0.07)     $(0.07)          --       6.56
   2000          6.23     (0.00)(d)(c)   (0.97)         (0.97)         --          --           --       5.26
   1999          5.66     (0.03)          0.60           0.57          --          --           --       6.23
   1998          5.87     (0.03)         (0.18)         (0.21)         --          --           --       5.66

CLASS A(B)
   2003(a)      12.28     (0.02)(d)      (0.01)         (0.03)         --          --         0.01      12.26

CLASS B(B)
   2003(a)      12.28     (0.05)(d)      (0.02)         (0.07)         --          --         0.01      12.22

CLASS C(B)
   2003(a)      12.28     (0.06)(d)      (0.01)         (0.07)         --          --         0.01      12.22

                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                       ---------------------------------------------------
                                       Net
                       Net Assets   Investment      Operating
  Period                 End of    Income (Loss)   Expenses to   Portfolio
   Ended        Total     Period    to Average     Average Net    Turnover
December 31    Return+  (in 000's)  Net Assets      Assets (e)      Rate
-----------    ------- -----------  ------------   ------------   --------
CLASS AAA
   2003(a)       (0.2)%  $174,276     (0.33)%(f)     1.48%(f)        13%
   2002          87.2     138,906     (0.15)         1.67            53
   2001          26.0      15,514      1.19          2.46            37
   2000         (15.6)     13,329     (0.01)         2.49            21
   1999          10.1      14,177     (0.85)         2.38            52
   1998          (3.6)     11,276     (1.82)         2.98            63

CLASS A(B)
   2003(a)       (0.2)        659     (0.33)(f)      1.48(f)         13

CLASS B(B)
   2003(a)       (0.5)        727     (1.08)(f)      2.23(f)         13

CLASS C(B)
   2003(a)       (0.5)        826     (1.08)(f)      2.23(f)         13

---------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  For the period ended June 30, 2003; unaudited.
(b) Class A, Class B and Class C shares were outstanding for the period December 27, 2002 through December 31, 2002. Financial Highlights are not presented for Class A, Class B and Class C shares as the information for this period is not considered meaningful.
(c)  Amount represents less than $0.005 per share.
(d)  Based on average month-end shares outstanding.
(e) The Fund incurred interest expense during the years ended December 31, 2002, 2001, 2000, 1999 and 1998. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.64%, 2.40%, 2.40%, 2.36% and 2.93%, respectively.
(f)  Annualized.

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                           Werner J. Roeder, MD
CHAIRMAN AND CHIEF                              VICE PRESIDENT/MEDICAL AFFAIRS
INVESTMENT OFFICER                              LAWRENCE HOSPITAL CENTER
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                                  Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                         MANAGING DIRECTOR
CERUTTI CONSULTANTS, INC.                       BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                             Daniel E. Zucchi
ATTORNEY-AT-LAW                                 PRESIDENT
ANTHONY J. COLAVITA, P.C.                       DANIEL E. ZUCCHI ASSOCIATES

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

                         OFFICERS AND PORTFOLIO MANAGER
Caesar Bryan                                    Bruce N. Alpert
PORTFOLIO MANAGER                               PRESIDENT

James E. McKee                                  Gus Coutsouros
SECRETARY                                       VICE PRESIDENT AND TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                            Willkie Farr & Gallagher

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB008Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                      GABELLI
                      GOLD
                      FUND,
                      INC.


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Gold Fund, Inc.
            ---------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                           ---------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
            ---------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                          ---------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
            ---------------------------------------------


By (Signature and Title)*  /s/ Gus A. Coutsouros
                          ---------------------------------------------
                          Gus A. Coutsouros, Principal Financial Officer

Date                                09/03/03
            ---------------------------------------------

* Print the name and title of each signing officer under his or her signature.